Supplemental Information on Gas Producing Activities (Unaudited) (Capitalized Costs Relating to Gas Producing Activities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Extractive Industries [Abstract]
Proved properties	$ 1,811,279	$ 1,195,274
Unproved properties	1,071,523	1,003,449
Gross capitalized costs	2,882,802	2,198,723
Accumulated depreciation and depletion	(501,958)	(215,905)
Net capitalized costs	$ 2,380,844	$ 1,982,818